File No. 333-22557

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. _____	☒ Post-Effective Amendment No. 7

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 19

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

Michael A. Chong

Vice President and Associate General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	On pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment. Such effective date shall be May 1, 2003.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 6 to Registration Statement No. 333-22557 filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 20, 2003. The contents of Post-Effective Amendment No. 6 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, Gary F. Murtagh, have reviewed this Post-Effective Amendment No. 7 to Registration Statement No. 333-22557, and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ GARY F. MURTAGH
Gary F. Murtagh
Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to Registration Statement No. 333-22557 to be signed on its behalf by the undersigned, duly authorized, in the City of Springfield and the Commonwealth of Massachusetts on the 17th day of April, 2003.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

    (Depositor)

By: /s/ ROBERT J. O’CONNELL*
Robert J. O’Connell, Director, Chairman, President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

/s/ RICHARD M. HOWE *Richard M. Howe	On April 17, 2003, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to Registration Statement No. 333-22557 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ ROBERT J. O’CONNELL* Robert J. O’Connell	Director, Chairman, President and Chief Executive Officer Principal Executive Officer)	April 17, 2003

/s/ HOWARD GUNTON* Howard Gunton	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 17, 2003

/s/ BRENT NELSON** Brent Nelson	Sr. Vice President and Controller (Principal Accounting Officer)	April 17, 2003

/s/ ROGER G. ACKERMAN* Roger G. Ackerman	Director	April 17, 2003

/s/ JAMES R. BIRLE* James R. Birle	Director	April 17, 2003

/s/ GENE CHAO* Gene Chao, Ph.D.	Director	April 17, 2003

/s/ JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	April 17, 2003

/s/ PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	April 17, 2003

/s/ JAMES L. DUNLAP* James L. Dunlap	Director	April 17, 2003

/s/ WILLIAM B. ELLIS* William B. Ellis, Ph.D.	Director	April 17, 2003

Robert Essner	Director

/s/ ROBERT M. FUREK* Robert M. Furek	Director	April 17, 2003

/s/ CHARLES K. GIFFORD* Charles K. Gifford	Director	April 17, 2003

/s/ WILLIAM N. GRIGGS* William N. Griggs	Director	April 17, 2003

/s/ WILLIAM B. MARX, JR.* William B. Marx, Jr.	Director	April 17, 2003

/s/ JOHN F. MAYPOLE* John F. Maypole	Director	April 17, 2003

/s/ MARC RACICOT* Marc Racicot	Director	April 17, 2003

/s/ RICHARD M. HOWE *Richard M. Howe	on April 17, 2003, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.

/s/ GARY F. MURTAGH **Gary F. Murtagh	on April 17, 2003, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.